Financial risk management objectives and policies - Market risk on equity securities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of financial risk management objectives and policies
Equity securities at fair value through Other comprehensive income	$ 1,108	$ 1,339	$ 833
Total	$ 1,108	$ 1,339	$ 833